REVENUES	12 Months Ended
Dec. 31, 2023
REVENUES
REVENUES

NOTE  23 – REVENUES

	Years ended December 31,
	2023	2022	2021
Mobile Services	829,552	912,773	977,421
Internet Services	449,904	503,671	550,600
Cable Television Services	363,367	407,645	500,750
Fixed and Data Services	244,009	277,224	357,471
Other services revenues	19,100	18,006	14,057
Subtotal Services revenues	1,905,932	2,119,319	2,400,299
Equipment revenues	153,169	151,409	180,744
Total Revenues	2,059,101	2,270,728	2,581,043